Intangible assets	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Intangible assets
8.	INTANGIBLE ASSETS
Intangible assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Finite-lived intangible asset:
Software	3,641,588	4,164,764	638,278
Less: Accumulated amortization	(1,974,849)	(2,368,396)	(362,973)

Total finite-lived intangible asset	1,666,739	1,796,368	275,305

Indefinite-lived intangible asset:
License*	43,091,503	43,091,503	6,604,062

Total infinite-lived intangible asset	43,091,503	43,091,503	6,604,062

	44,758,242	44,887,871	6,879,367

Amortization expenses of finite-lived intangible asset for the years ended December 31, 2018, 2019 and 2020 were RMB320,790, RMB 496,072 and RMB393,547 (US$60,314), respectively.
The estimated useful life of the intangible assets are
6-10
years. The estimated aggregate amortization expenses for each of the five succeeding fiscal years are as follows:

	As of December 31,
	2021	2022	2023	2024	2025
	RMB	RMB	RMB	RMB	RMB
Software	284,240	248,998	200,631	194,840	194,840

	US$	US$	US$	US$	US$
Software	43,562	38,161	30,748	29,860	29,860

*
The Company acquired Fushun Insurance Brokerage Co., Ltd in 2019. The acquisition met the “substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets” criteria and is not considered a business combination in accordance with ASC Topic 805.